Inverse NASDAQ-100 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%	18.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(35.30%)	(40.57%)	(36.38%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(37.21%)	(41.17%)	(36.70%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(20.96%)	(21.75%)	(13.08%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(37.20%)	(40.69%)	(36.27%)